Properties and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
17.	Properties and Equipment

Properties and equipment was comprised of (in thousands):

	December 31,
	2010	2009
	(As Adjusted)	(As Adjusted)
Land, buildings and building improvements	$223,371	264,425
Golf course land and improvements	1,952	1,938
Office equipment, furniture and fixtures	103,811	113,567
Water irrigation facilities	—	10,223

Total	329,134	390,153
Less accumulated depreciation	(116,045)	(107,097)

Properties and equipment - net	$213,089	283,056

As described in Note 6 to these audited consolidated financial statements, properties and equipment relating to Bluegreen Communities has been reclassified as “assets held for sale from discontinued operations” at December 31, 2010 and 2009.

During 2010 and 2009, the Company recognized impairment charges related to an office building located in Fort Lauderdale, Florida of $3.9 million and $4.3 million, respectively. In 2009, the Company recognized $2.2 million of impairment charges associated with Core’s irrigation facility in South Carolina. The impairment charges are included in our Real Estate and Other Activities in other expenses in the Company’s Consolidated Statements of Operations. In connection with the settlement of its debt obligations in South Carolina during the fourth quarter of 2010, Core transferred its ownership interest in the irrigation facility. See “Notes and Mortgage Notes Payable and Other Borrowings” under Note 23 to these audited consolidated financial statements for further information regarding Core’s settlement of its debt obligations.

Included in selling, general and administrative expense in the Company’s Consolidated Statements of Operations was approximately $10.4 million, $3.3 million and $2.4 million of depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively, in connection with our Real Estate and Other activities.

Included in Financial Services occupancy and equipment expense in the Company’s Consolidated Statements of Operations was $16.2 million, $18.2 million and $20.7 million of depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively. Also included in depreciation expense for the years ended December 31, 2010, 2009 and 2008 was $1.8 million, $2.4 million and $3.1 million, respectively, of software cost amortization. At December 31, 2010 and 2009, unamortized software costs were $1.9 million and $2.6 million, respectively.